CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Cash flows from operating activities
Net (loss) income	$ (8,988)		$ (1,037)		$ 8,237	[1]
Depreciation and amortization	548		530		225	[1]
Loss on disposal of office equipment			3
Bad debt expense	4,942		402
Employee compensation	873
Share-based compensation expense	2		316		302	[1]
Changes in operating assets and liabilities
Accounts receivable	1,576		(3,004)		(4,170)	[1]
Unbilled revenue	(405)		818		(778)	[1]
Other receivables and prepayments	(1,549)		(278)		257	[1]
Inventories	(390)		161		(249)	[1]
Taxes payable	76		(1,934)		2,756	[1]
Accounts payable	(201)		351		(848)	[1]
Advance from customers	1,146		(12)		(1,037)	[1]
Other payables and accruals	9		(13)		(394)	[1]
Net investment in sales-type leases	(71)		(1,407)
Net cash (used in) provided by operating activities	(2,433)		(5,104)		4,301	[1]
Cash flows from investing activities
Payment to purchase property and equipment	(97)		(75)		(308)	[1]
Proceeds from disposal of office equipment	0		0		0	[1]
Net cash used in investing activities	(97)		(75)		(308)	[1]
Cash flows from financing activities
Repayment of short-term bank loan					(3,446)	[1]
Receipt in loan from non-related companies	9		3,000
Payment in loan to non-related companies			(4,208)
Proceeds from issuance of shares					14,504	[1]
Dividend paid to shareholders					(422)	[1]
Net cash (used in) provided by financing activities	9		(1,190)		10,318	[1]
Effect of exchange rate changes on cash and cash equivalents	211		209		254	[1]
Net (decrease) increase in cash and cash equivalents	(2,310)		(6,160)		14,565	[1]
Cash and cash equivalents at beginning of year	8,749	[2]	14,909		344	[1]
Cash and cash equivalents at end of year	6,439	[2]	8,749	[2]	14,909
Supplemental disclosure of cash flow information
Interest paid					218	[1]
Income taxes paid			1,608		92	[1]
Related-Party Companies [Member]
Cash flows from financing activities
Proceeds from related party Debt			5		(118)	[1]
Related Companies [Member]
Cash flows from financing activities
Proceeds from related party Debt			2
Shareholders [Member]
Cash flows from financing activities
Proceeds from repayments of related party debt					(200)	[1]
Proceeds from related party Debt			$ 11

[1]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.
[2]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).